Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Commitments and Contingencies
19. Commitments and Contingencies

(a) Operating Lease Agreement

The Group leases its offices under non-cancelable operating lease agreements. Certain of these arrangements contain free or escalating rent clauses. The Group recognizes rental expense under such arrangements on a straight-line basis over the lease term. Rental expenses amounting to RMB36,445, RMB86,830 and RMB76,599 during the years ended December 31, 2015, 2016 and 2017, respectively, were charged to the consolidated statements of comprehensive loss when incurred.

As of December 31, 2017, future minimum commitments under non-cancelable agreements were as follows:

Years Ending December 31,	RMB	US$ (Note 2(d))
2018	28,415	4,367
2019	17,474	2,686
2020	8,014	1,232
2021	1,050	161
2022 and thereafter	635	97
Total	55,588	8,543

(b) Capital Commitments

As of December 31, 2017, capital commitments relating to leasehold improvement and purchase of equipment were approximately RMB5,449.

(c) Contingencies

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. If an unfavorable outcome were to occur, there exists the possibility of a material adverse impact on the Group’s financial position and results of operations for the periods in which the unfavorable outcome occurs.

(d) Other commitment

Deposit or guarantees are required by the Group’s business partners for air ticketing and tourist attraction tickets. Letters of guarantee are issued by banks to the Group’s business partners with total amount of RMB199 million RMB212 million as of December 31, 2016 and 2017, respectively, which occupies the Group’s credit facilities granted by banks.